COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		2 Months Ended	12 Months Ended
	Jun. 30, 2019 CNY (¥)	Mar. 31, 2019 CNY (¥)	May 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Acquisition and construction of fixed assets | $					$ 24,959
Short term lease commitments | $					407
Rental expenses | $						$ 9,678	$ 27,832
Amount of damage claimed | ¥				¥ 99,900
Unrecognized tax benefits including interest and penalties | $					$ 121,889
Litigation Case One
Amount of damage claimed | ¥	¥ 300,000	¥ 300,000	¥ 99,900
Litigation Case Two
Amount of damage claimed | ¥	¥ 500,000	¥ 500,000	300,000
Litigation Case Three
Amount of damage claimed | ¥			¥ 500,000